Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Reconciliation of changes in intangible assets
Balance at beginning of the period	$ 226,444	$ 1,891
Changes in intangible assets
Balance at end of the period	392,056	226,444
Cost
Reconciliation of changes in intangible assets
Balance at beginning of the period	234,325	6,355
Changes in intangible assets
Business acquisitions	162,856	227,809
Additions	14,494	161
Balance at end of the period	411,675	234,325
Accumulated depreciation
Reconciliation of changes in intangible assets
Balance at beginning of the period	7,881	4,464
Changes in intangible assets
Amortisation	11,738	3,417
Balance at end of the period	19,619	7,881
Customer relationships
Reconciliation of changes in intangible assets
Balance at beginning of the period	10,456
Changes in intangible assets
Balance at end of the period	27,027	10,456
Customer relationships | Cost
Reconciliation of changes in intangible assets
Balance at beginning of the period	11,730
Changes in intangible assets
Business acquisitions	21,300	11,730
Balance at end of the period	33,030	11,730
Customer relationships | Accumulated depreciation
Reconciliation of changes in intangible assets
Balance at beginning of the period	1,274
Changes in intangible assets
Amortisation	4,729	1,274
Balance at end of the period	6,003	1,274
Corporate website
Reconciliation of changes in intangible assets
Balance at beginning of the period	153	62
Changes in intangible assets
Balance at end of the period	488	153
Corporate website | Cost
Reconciliation of changes in intangible assets
Balance at beginning of the period	409	218
Changes in intangible assets
Business acquisitions		39
Additions	496	152
Balance at end of the period	905	409
Corporate website | Accumulated depreciation
Reconciliation of changes in intangible assets
Balance at beginning of the period	256	156
Changes in intangible assets
Amortisation	161	100
Balance at end of the period	417	256
Licenses, permits and applications
Reconciliation of changes in intangible assets
Balance at beginning of the period	138,893	1,097
Changes in intangible assets
Balance at end of the period	275,021	138,893
Indefinite lived intangible assets	273,579
Licenses, permits and applications | Cost
Reconciliation of changes in intangible assets
Balance at beginning of the period	139,170	1,250
Changes in intangible assets
Business acquisitions	123,956	137,920
Additions	12,754
Balance at end of the period	275,880	139,170
Licenses, permits and applications | Accumulated depreciation
Reconciliation of changes in intangible assets
Balance at beginning of the period	277	153
Changes in intangible assets
Amortisation	582	124
Balance at end of the period	859	277
Non-compete Agreements
Reconciliation of changes in intangible assets
Balance at beginning of the period	1,616
Changes in intangible assets
Balance at end of the period	1,840	1,616
Non-compete Agreements | Cost
Reconciliation of changes in intangible assets
Balance at beginning of the period	1,930
Changes in intangible assets
Business acquisitions	1,400	1,930
Balance at end of the period	3,330	1,930
Non-compete Agreements | Accumulated depreciation
Reconciliation of changes in intangible assets
Balance at beginning of the period	314
Changes in intangible assets
Amortisation	1,176	314
Balance at end of the period	1,490	314
Intellectual property, trademarks & brands
Reconciliation of changes in intangible assets
Balance at beginning of the period	75,326	732
Changes in intangible assets
Balance at end of the period	87,680	75,326
Intellectual property, trademarks & brands | Cost
Reconciliation of changes in intangible assets
Balance at beginning of the period	81,086	4,887
Changes in intangible assets
Business acquisitions	16,200	76,190
Additions	1,244	9
Balance at end of the period	98,530	81,086
Intellectual property, trademarks & brands | Accumulated depreciation
Reconciliation of changes in intangible assets
Balance at beginning of the period	5,760	4,155
Changes in intangible assets
Amortisation	5,090	1,605
Balance at end of the period	$ 10,850	$ 5,760